Employee Benefit Plans (Expected Cash Flows, Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Defined benefit pension plans
Expected employer contributions
Expected employer contributions, 2023	$ 44
Expected benefit payments
Expected benefit payments, 2023	164
Expected benefit payments, 2024	161
Expected benefit payments, 2025	168
Expected benefit payments, 2026	172
Expected benefit payments, 2027	178
Expected benefit payments, 2028 - 2032	919
Non-pension Benefit Plans
Expected employer contributions
Expected employer contributions, 2023	20
Expected benefit payments
Expected benefit payments, 2023	22
Expected benefit payments, 2024	23
Expected benefit payments, 2025	23
Expected benefit payments, 2026	22
Expected benefit payments, 2027	22
Expected benefit payments, 2028 - 2032	$ 105